Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2024	2025

	(in thousands)
Cash, demand deposits and checking accounts	$214,048	226,284
Time deposits with less than three months maturity date	4,100	31,220
	$218,148	257,504